Note 10 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		87 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Note 10 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Dividend yield	0.00%	0.00%
Employee Stock Option [Member]
Note 10 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)	5 years		5 years	5 years	5 years
Average volatility	61.00%		67.00%
Risk-free interest rate	1.80%		0.87%	0.84%
Dividend yield	0.00%		0.00%	0.00%	0.00%	0.00%